                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.


1. NAME CHANGES


Effective March 6, 2017, the following name changes occurred.

                   FORMER NAME                                      NEW NAME
------------------------------------------------   ------------------------------------------
MetLife Insurance Company USA (MetLife USA)        Brighthouse Life Insurance Company (BLIC)
MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account C
MetLife Advisers, LLC or MetLife Advisers          Brighthouse Investment Advisers, LLC

Your prospectus is updated accordingly.


2. DISTRIBUTOR


      Effective March 6, 2017, Brighthouse Life Insurance Company entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277. Accordingly, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.


3. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of investment portfolios that employ a managed volatility strategy with the following:


      The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio

                                                                  SUPP-MOCAMS517

      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) Brighthouse Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


In the "INVESTMENT OPTIONS" section, replace the fourth paragraph under "Transfers - Restrictions on Frequent Transfers" with the following:


      Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


In the "INVESTMENT OPTIONS" section, replace the "Transfers - Restrictions on Large Transfers" section with the following:


      Large transfers may increase brokerage and administrative costs of the investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

4. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first paragraph under "Annuity Date" with the following:


      Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Description of GMIB Plus," replace the "Allocation Limitations" subsection with the following:


      If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the Allianz Global Investors Dynamic Multi-Asset Plus
           Portfolio
           (c)   the American Funds(R) Balanced Allocation Portfolio
           (d)   the American Funds(R) Growth Allocation Portfolio
           (e)   the American Funds(R) Moderate Allocation Portfolio
           (f)   the AQR Global Risk Balanced Portfolio
           (g)   the MetLife Aggregate Bond Index Portfolio
           (h)   the BlackRock Global Tactical Strategies Portfolio
           (i)   the BlackRock Ultra-Short Term Bond Portfolio
           (j)   the Invesco Balanced-Risk Allocation Portfolio
           (k)   the JPMorgan Global Active Allocation Portfolio
           (l)   the Brighthouse Asset Allocation 20 Portfolio
           (m)   the Brighthouse Asset Allocation 40 Portfolio
           (n)   the Brighthouse Asset Allocation 60 Portfolio
           (o)   the Brighthouse Asset Allocation 80 Portfolio
           (p)   the Brighthouse Balanced Plus Portfolio
           (q)   the MetLife Multi-Index Targeted Risk Portfolio
           (r)   the PanAgora Global Diversified Risk Portfolio
           (s)   the Pyramis(R) Government Income Portfolio
           (t)   the Pyramis(R) Managed Risk Portfolio
           (u)   the Schroders Global Multi-Asset Portfolio
           (v)   the SSGA Growth and Income ETF Portfolio
           (w)   the SSGA Growth ETF Portfolio


      You may also elect to participate in the Enhanced Dollar Cost Averaging
      (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. You may not participate in the Dollar Cost Averaging (DCA) program. (The EDCA program is not available with Class C contracts.)

      Restrictions on Subsequent Purchase Payments for GMIB Plus after Rider Terminates. If you elected the GMIB Plus rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.


5. LIVING BENEFITS


In the "LIVING BENEFITS" section, under "Description of the Lifetime Withdrawal Guarantee," replace the "Investment Allocation Restrictions" paragraph with the following:


      INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the Allianz Global Investors Dynamic Multi-Asset Plus
           Portfolio
           (c)   the American Funds(R) Balanced Allocation Portfolio
           (d)   the American Funds(R) Growth Allocation Portfolio
           (e)   the American Funds(R) Moderate Allocation Portfolio
           (f)   the AQR Global Risk Balanced Portfolio
           (g)   the MetLife Aggregate Bond Index Portfolio
           (h)   the BlackRock Global Tactical Strategies Portfolio
           (i)   the BlackRock Ultra-Short Term Bond Portfolio
           (j)   the Invesco Balanced-Risk Allocation Portfolio
           (k)   the JPMorgan Global Active Allocation Portfolio
           (l)   the Brighthouse Asset Allocation 20 Portfolio
           (m)    the Brighthouse Asset Allocation 40 Portfolio
           (n)   the Brighthouse Asset Allocation 60 Portfolio
           (o)   the Brighthouse Asset Allocation 80 Portfolio
           (p)   the Brighthouse Balanced Plus Portfolio
           (q)   the MetLife Multi-Index Targeted Risk Portfolio
           (r)   the PanAgora Global Diversified Risk Portfolio
           (s)   the Pyramis(R) Government Income Portfolio
           (t)   the Pyramis(R) Managed Risk Portfolio
           (u)   the Schroders Global Multi-Asset Portfolio
           (v)   the SSGA Growth and Income ETF Portfolio
           (w)   the SSGA Growth ETF Portfolio


      You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. (The EDCA program is not available with Class C contracts.)


6. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "MetLife USA" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of

      Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


      Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November 14, 2014, following the close of business, MetLife Investors merged into BLIC (formerly MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


      PLANNED SEPARATION FROM METLIFE, INC.


      In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the Securities and Exchange Commission (SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


      To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


      Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/ searchedgar/companysearch.html.


      No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


In the "OTHER INFORMATION" section under "Requests and Elections," www.metlife.com is replaced with www.brighthousefinancial.com.


7. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


8. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.07%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Goldman Sachs Mid Cap Value Portfolio        0.72%         0.25%        0.04%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio              0.65%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                 0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio       0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio      0.70%         0.25%        0.04%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.40%
  Portfolio

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.05%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 BlackRock High Yield Portfolio              0.08%       1.00%           --          1.00%

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse Small Cap Value Portfolio       0.06%       1.10%         0.01%         1.09%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.92%           --          0.92%
  Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Goldman Sachs Mid Cap Value Portfolio         --        1.01%         0.06%         0.95%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio             0.05%       0.98%         0.02%         0.96%

 Invesco Small Cap Growth Portfolio            --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                  --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation             --        1.02%         0.04%         0.98%
  Portfolio

 Loomis Sayles Global Markets Portfolio        --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk           0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio       --        0.99%         0.06%         0.93%

 PanAgora Global Diversified Risk            0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Inflation Protected Bond                --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.78%         0.03%         0.75%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Pyramis(R) Government Income Portfolio         0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.80%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.72%         0.25%        0.03%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

 Western Asset Management                       0.47%         0.25%        0.03%
  U.S. Government Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Pyramis(R) Government Income Portfolio          --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio             0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio        0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio          0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%           --          1.10%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.61%           --          0.61%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.02%         0.85%
  Portfolio

 Western Asset Management Strategic            0.01%       0.86%         0.05%         0.81%
  Bond Opportunities Portfolio

 Western Asset Management                        --        0.75%         0.01%         0.74%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced Plus Portfolio)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small Cap Value Portfolio)

  Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
    Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) (formerly Met/Eaton Vance Floating Rate Portfolio)

  Brighthouse/Franklin Low Duration Total Return Portfolio (Class B) (formerly
    Met/Franklin Low Duration Total Return Portfolio)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife Asset Allocation 80 Portfolio)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B) (formerly Met/Artisan Mid Cap Value Portfolio)

  Brighthouse/Dimensional International Small Company Portfolio (Class B)
    (formerly Met/Dimensional International Small Company Portfolio)

  Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
    (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays Aggregate Bond Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G) (formerly MSCI EAFE(R) Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio (Class G) (formerly Russell 2000(R) Index Portfolio)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B) (formerly MetLife Balanced Plus    current income and growth of capital, with a
 Portfolio)                                   greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B) (formerly MetLife Small Cap
 Value Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B) (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B) (formerly Met/Eaton
 Vance Floating Rate Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B) (formerly Met/    seeking preservation of shareholders' capital.
 Franklin Low Duration Total Return
 Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio (Class B)               Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              Company
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Balanced Plus    Subadviser: Overlay Portion: Pacific
 Portfolio)                                   Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Small Cap        Subadvisers: Delaware Investments Fund
 Value Portfolio)                             Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B) (formerly Met/    Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Met/Eaton      Subadviser: Eaton Vance Management
 Vance Floating Rate Portfolio)
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B) (formerly Met/    Subadviser: Franklin Advisers, Inc.
 Franklin Low Duration Total Return
 Portfolio)
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Pyramis(R) Government Income Portfolio       Seeks a high level of current income,
 (Class B)                                    consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio            Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Goldman Sachs Mid Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Pyramis(R) Government Income Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio            Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B) (formerly MetLife Asset           growth of capital as a secondary objective.
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B) (formerly MetLife Asset           and growth of capital, with a greater
 Allocation 40 Portfolio)                    emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B) (formerly MetLife Asset           current income and growth of capital, with a
 Allocation 60 Portfolio)                    greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B) (formerly Met/Artisan
 Mid Cap Value Portfolio)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity        appreciation and current income.
 Opportunities Portfolio)
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G) (formerly Barclays Aggregate      Bloomberg Barclays U.S. Aggregate Bond
 Bond Index Portfolio)                       Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G) (formerly MSCI EAFE(R) Index      EAFE(R) Index.
 Portfolio)
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G) (formerly Russell 2000(R) Index   2000(R) Index.
 Portfolio)
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Met/Artisan   Subadviser: Artisan Partners Limited
 Mid Cap Value Portfolio)                    Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity        Company LLP
 Opportunities Portfolio)
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G) (formerly Barclays Aggregate      Subadviser: MetLife Investment Advisors,
 Bond Index Portfolio)                       LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G) (formerly MSCI EAFE(R) Index      Subadviser: MetLife Investment Advisors,
 Portfolio)                                  LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G) (formerly Russell 2000(R) Index   Subadviser: MetLife Investment Advisors,
 Portfolio)                                  LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
            THE PROSPECTUS DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated November 9, 2006 (as supplemented) for the Class AA variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 562-2027 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company USA will be sent to you without charge.


1. NAME CHANGES


Effective March 6, 2017, the following name changes occurred.

                   FORMER NAME                                      NEW NAME
------------------------------------------------   ------------------------------------------
MetLife Insurance Company USA (MetLife USA)        Brighthouse Life Insurance Company (BLIC)
MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account C
MetLife Advisers, LLC or MetLife Advisers          Brighthouse Investment Advisers, LLC

Your prospectus is updated accordingly.


2. DISTRIBUTOR


      Effective March 6, 2017, Brighthouse Life Insurance Company entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277. Accordingly, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.


3. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "AIM Variable Insurance Funds (Series II)" through "Met Investors Series Trust - Gallatin Asset Allocation Portfolios (Class B)" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of investment portfolios that employ a managed volatility strategy with the following:


      The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio

                                                                  SUPP-MOCAAA517

      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) Brighthouse Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


In the "INVESTMENT OPTIONS" section, replace the fourth paragraph under "Transfers - Restrictions on Frequent Transfers" with the following:


      Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


In the "INVESTMENT OPTIONS" section, replace the "Transfers - Restrictions on Large Transfers" section with the following:


      Large transfers may increase brokerage and administrative costs of the investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

4. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first paragraph under "Annuity Date" with the following:


      Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


5. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "MetLife USA" subsection with the following paragraph:


      BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


      Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November 14, 2014, following the close of business, MetLife Investors merged into BLIC (formerly MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


      PLANNED SEPARATION FROM METLIFE, INC.


      In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the Securities and Exchange Commission (SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

      To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


      Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/ searchedgar/companysearch.html.


      No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


In the "OTHER INFORMATION" section under "Requests and Elections," www.metlife.com is replaced with www.brighthousefinancial.com.


6. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (888) 562-2027

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund       0.71%         0.25%        0.21%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio              0.65%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.03%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.05%
  Portfolio

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio      0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.05%
  Portfolio

 PanAgora Global Diversified Risk             0.65%         0.25%        0.40%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio       0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio            0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio       0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                    0.32%         0.25%        0.02%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund      0.01%       1.18%         0.01%         1.17%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse Small Cap Value Portfolio       0.06%       1.10%         0.01%         1.09%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio             0.05%       0.98%         0.02%         0.96%

 Invesco Small Cap Growth Portfolio            --        1.13%         0.02%         1.11%

 JPMorgan Global Active Allocation             --        1.02%         0.04%         0.98%
  Portfolio

 MetLife Multi-Index Targeted Risk           0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio       --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                 --        0.95%         0.01%         0.94%
  Portfolio

 PanAgora Global Diversified Risk            0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio        --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio           0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio      0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio        0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                   0.24%       0.83%           --          0.83%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.80%         0.25%        0.05%
  Portfolio

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.70%          --          0.02%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.06%
  Portfolio

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                 0.47%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                        0.45%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                     0.78%         0.25%        0.04%

PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                     0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                   0.50%         0.15%         --

PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund                0.56%         0.25%        0.12%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                 --        0.62%           --          0.62%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.21%         0.09%         1.12%
  Portfolio

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.02%         0.85%
  Portfolio

 T. Rowe Price Small Cap Growth                  --        0.75%           --          0.75%
  Portfolio

 Western Asset Management Strategic            0.01%       0.86%         0.05%         0.81%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                       0.05%       0.84%           --          0.84%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                    0.01%       1.08%         0.02%         1.06%

PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                      --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                    --        0.65%           --          0.65%

PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund                 --        0.93%           --          0.93%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced Plus Portfolio)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small Cap Value Portfolio)

  Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
    Met/Aberdeen Emerging Markets Equity Portfolio)

  Brighthouse/Franklin Low Duration Total Return Portfolio (Class B) (formerly
    Met/Franklin Low Duration Total Return Portfolio)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife Asset Allocation 80 Portfolio)

  Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
    (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B) (formerly MetLife Balanced Plus    current income and growth of capital, with a
 Portfolio)                                   greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B) (formerly MetLife Small Cap
 Value Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B) (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B) (formerly Met/    seeking preservation of shareholders' capital.
 Franklin Low Duration Total Return
 Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio (Class B)               Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Balanced Plus    Subadviser: Overlay Portion: Pacific
 Portfolio)                                   Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Small Cap        Subadvisers: Delaware Investments Fund
 Value Portfolio)                             Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B) (formerly Met/    Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B) (formerly Met/    Subadviser: Franklin Advisers, Inc.
 Franklin Low Duration Total Return
 Portfolio)
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Invesco Mid Cap Value Portfolio (Class B)   Seeks high total return by investing in equity
                                             securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.
 (Class B)
 JPMorgan Global Active Allocation           Seeks capital appreciation and current
 Portfolio (Class B)                         income.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
 (Class B)                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B) (formerly MetLife Asset           growth of capital as a secondary objective.
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B) (formerly MetLife Asset           and growth of capital, with a greater
 Allocation 40 Portfolio)                    emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B) (formerly MetLife Asset           current income and growth of capital, with a
 Allocation 60 Portfolio)                    greater emphasis on growth of capital.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Invesco Mid Cap Value Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: J.P. Morgan Investment
                                             Management Inc.
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Total Return Portfolio (Class B)      Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 60 Portfolio)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity        appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio    Seeks long-term capital growth.
 (Class B)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                     Seeks reasonable income. The fund will also
                                             consider the potential for capital
                                             appreciation. The fund's goal is to achieve a
                                             yield which exceeds the composite yield on
                                             the securities comprising the S&P 500(R)
                                             Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                  Seeks long-term capital growth.
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                  Seeks maximum total return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Low Duration Portfolio                Seeks maximum total return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Multi-Cap Growth Fund             Seeks long-term capital appreciation.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- -------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity        Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                     Fidelity Management & Research Company
                                             Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                  Templeton Investment Counsel, LLC
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                  Pacific Investment Management Company
                                             LLC
 PIMCO Low Duration Portfolio                Pacific Investment Management Company
                                             LLC
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Multi-Cap Growth Fund             Putnam Investment Management, LLC

                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.


1. NAME CHANGES


Effective March 6, 2017, the following name changes occurred.

                   FORMER NAME                                      NEW NAME
------------------------------------------------   ------------------------------------------
MetLife Insurance Company USA (MetLife USA)        Brighthouse Life Insurance Company (BLIC)
MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account C
MetLife Advisers, LLC or MetLife Advisers          Brighthouse Investment Advisers, LLC

Your prospectus is updated accordingly.


2. DISTRIBUTOR


      Effective March 6, 2017, Brighthouse Life Insurance Company entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277. Accordingly, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.


3. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of investment portfolios that employ a managed volatility strategy with the following:


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio

      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) Brighthouse Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


In the "INVESTMENT OPTIONS" section, replace the fourth paragraph under "Transfers - Restrictions on Frequent Transfers" with the following:


      Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


In the "INVESTMENT OPTIONS" section, replace the "Transfers - Restrictions on Large Transfers" section with the following:


      Large transfers may increase brokerage and administrative costs of the investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


4. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first paragraph under "Annuity Date" with the following:

      Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


5. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "MetLife USA" subsection with the following paragraph:


      BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


      Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November 14, 2014, following the close of business, MetLife Investors merged into BLIC (formerly MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


      PLANNED SEPARATION FROM METLIFE, INC.


      In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the Securities and Exchange Commission (SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


      To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse

      Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


      Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/ searchedgar/companysearch.html.


      No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


In the "OTHER INFORMATION" section under "Requests and Elections," www.metlife.com is replaced with www.brighthousefinancial.com.


6. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (800) 709-2811

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund            0.53%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.33%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap             0.56%         0.25%        0.03%
  Research Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio              0.65%         0.25%        0.03%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio           0.78%         0.25%        0.05%

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio      0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.05%
  Portfolio

 Oppenheimer Global Equity Portfolio          0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.40%
  Portfolio

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio       0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio            0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio       0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%        0.01%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             --        0.81%           --          0.81%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.60%           --          0.60%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 BlackRock High Yield Portfolio              0.08%       1.00%           --          1.00%

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Brighthouse/Wellington Large Cap              --        0.84%         0.04%         0.80%
  Research Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio             0.05%       0.98%         0.02%         0.96%

 JPMorgan Global Active Allocation             --        1.02%         0.04%         0.98%
  Portfolio

 JPMorgan Small Cap Value Portfolio            --        1.08%         0.10%         0.98%

 MetLife Multi-Index Targeted Risk           0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio       --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                 --        0.95%         0.01%         0.94%
  Portfolio

 Oppenheimer Global Equity Portfolio           --        0.96%         0.10%         0.86%

 PanAgora Global Diversified Risk            0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Inflation Protected Bond                --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio        --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio           0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio      0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio        0.22%       0.79%           --          0.79%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.70%          --          0.02%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.15%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.06%
  Portfolio

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MFS(R) Total Return Portfolio                  0.56%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.62%           --          0.62%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.87%         0.11%         0.76%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.21%         0.09%         1.12%
  Portfolio

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MFS(R) Total Return Portfolio                   --        0.86%           --          0.86%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 Western Asset Management Strategic            0.01%       0.86%         0.05%         0.81%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BRIGHTHOUSE FUNDS TRUST I (CLASS B)

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (formerly MetLife Balanced Plus Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly Met/Aberdeen Emerging Markets Equity Portfolio)

  Brighthouse/Franklin Low Duration Total Return Portfolio (formerly
    Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Wellington Large Cap Research Portfolio (formerly Met/Wellington Large Cap Research Portfolio)

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife Asset Allocation 80 Portfolio)

  Brighthouse/Dimensional International Small Company Portfolio (Class B)
    (formerly Met/Dimensional International Small Company Portfolio)

  Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
    (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays Aggregate Bond Index Portfolio)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST) (CLASS B)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (formerly MetLife Asset Allocation 100
 Portfolio)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (formerly MetLife Balanced Plus Portfolio)   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (formerly Met/Aberdeen
 Emerging Markets Equity Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (formerly Met/Franklin      seeking preservation of shareholders' capital.
 Low Duration Total Return Portfolio)
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio (formerly Met/
 Wellington Large Cap Research Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio              Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST) (CLASS B)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio                         Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (formerly MetLife Asset Allocation 100
 Portfolio)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (formerly MetLife Balanced Plus Portfolio)   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (formerly Met/Aberdeen      Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)           Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (formerly Met/Franklin      Subadviser: Franklin Advisers, Inc.
 Low Duration Total Return Portfolio)
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio (formerly Met/            Subadviser: Wellington Management
 Wellington Large Cap Research Portfolio)     Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio              Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- -----------------------------------------------
 JPMorgan Small Cap Value Portfolio          Seeks long-term capital growth.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio                                   and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio         Seeks capital appreciation.
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio                Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
                                             consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
                                             income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                   Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B) (formerly MetLife Asset           growth of capital as a secondary objective.
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B) (formerly MetLife Asset           and growth of capital, with a greater
 Allocation 40 Portfolio)                    emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B) (formerly MetLife Asset           current income and growth of capital, with a
 Allocation 60 Portfolio)                    greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 JPMorgan Small Cap Value Portfolio          Brighthouse Investment Advisers, LLC
                                             Subadviser: J.P. Morgan Investment
                                             Management Inc.
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Morgan Stanley Investment
                                             Management Inc.
 Oppenheimer Global Equity Portfolio         Brighthouse Investment Advisers, LLC
                                             Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      Brighthouse Investment Advisers, LLC
                                             Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           Brighthouse Investment Advisers, LLC
                                             Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
                                             Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                   Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 Brighthouse/Dimensional International     Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)         over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity      appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth            Seeks long-term capital growth.
 Portfolio (Class B)
 MetLife Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G) (formerly Barclays Aggregate    Bloomberg Barclays U.S. Aggregate Bond
 Bond Index Portfolio)                     Index.
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 Brighthouse/Dimensional International     Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)         Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)         Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity      Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                           Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                       Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio    Brighthouse Investment Advisers, LLC
 (Class G) (formerly Barclays Aggregate    Subadviser: MetLife Investment Advisors,
 Bond Index Portfolio)                     LLC
 MFS(R) Total Return Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company